Significant accounting policies- Additional Information (Details) - BRL (R$) R$ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Administrative expenses			R$ 1,461,348	R$ 1,494,484	R$ 1,164,203
Revenue			4,752,576	3,562,697	2,221,823
Loss	R$ (40,437)	R$ (14,629)	R$ 352,260	R$ (14,079)	R$ (55,068)
Liquidity of Cash and Cash Equivalents			3 years
Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	0.00%
Inter Café Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	31.40%
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.00%	70.00%	22.00%
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			50.00%	50.00%	15.70%
Acerto Cobrança e Informações Cadastrais S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			60.00%	60.00%	18.90%
Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			0.00%	70.00%	22.00%
Inter Asset Gestão de Recursos Ltda (b)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.90%	70.00%	22.00%
Acquisition costs | Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Administrative expenses			R$ 362